SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, NY  10017

November 29, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock Bond Allocation Target Shares
(Registration Statement File Nos. 333-109980 and 811-21457)

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission by BlackRock Bond Allocation Target Shares (the “Fund”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-1A.

The purpose of this filing is to amend the Fund’s Registration Statement to change the name of the existing BATS: Series I Portfolio to the BATS: Series N Portfolio (the “Portfolio”), and make changes to the investment strategies of the Portfolio.  This filing includes one prospectus and one statement of additional information.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at (212) 455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	John Ganley (Securities and Exchange Commission) Brian P. Kindelan (BlackRock Advisors, LLC)